CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Deficit	Total
Beginning Balance, Shares at Jan. 01, 2015	66,575,122
Beginning Balance, Amount at Jan. 01, 2015	$ 666	$ 8,128,860	$ (7,655,188)	$ 474,338
Issuance of common stock plus warrants,Shares	1,010,000
Issuance of common stock plus warrants, Amount	$ 10	1,009,990		1,010,000
Issuance of common stock from the exercise of warrants, Shares	196,812
Issuance of common stock from the exercise of warrants, Amount	$ 2	(2)
Stock based compensation due to common stock purchase options		59,122		59,122
Net loss			(1,318,507)	(1,318,507)
Ending Balance, Shares at Dec. 31, 2015	67,781,934
Ending Balance, Amount at Dec. 31, 2015	$ 678	9,197,970	(8,973,695)	224,953
Issuance of common stock from the exercise of warrants, Shares	2,273,913
Issuance of common stock from the exercise of warrants, Amount	$ 24	1,109,977		1,110,001
Issuance of common stock from the exercise of stock options, Shares	13,846
Issuance of common stock from the exercise of stock options, Amount
Stock based compensation due to common stock purchase options		296,123		296,123
Reversal of stock based compensation due to forfeiture of stock options		(13,861)		(13,861)
Discount on convertible promissory note due to detachable warrants		340,735		340,735
Discount on convertible promissory note due to beneficial conversion feature		359,265		359,265
Net loss			(2,077,889)	(2,077,889)
Ending Balance, Shares at Dec. 31, 2016	70,069,693
Ending Balance, Amount at Dec. 31, 2016	$ 702	11,290,209	(11,051,584)	239,327
Issuance of common stock from the exercise of warrants, Shares	4,592,895
Issuance of common stock from the exercise of warrants, Amount	$ 46	344,578		344,624
Issuance of common stock from the exercise of stock options, Shares	102,580
Issuance of common stock from the exercise of stock options, Amount	$ 1	(1)
July 2017 Private Placement units issued, Shares	460,250
July 2017 Private Placement units issued, Amount	$ 4	1,122,606		1,122,610
Stock based compensation due to common stock purchase options		748,350		748,350
Discount on convertible promissory note due to detachable warrants and beneficial conversion feature		443,286		443,286
Net loss			(2,693,646)	(2,693,646)
Ending Balance, Shares at Sep. 30, 2017	75,225,418
Ending Balance, Amount at Sep. 30, 2017	$ 753	$ 13,949,028	$ (13,745,230)	$ 204,551